UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

825 Low Country Blvd., Suite 204, Mt. Pleasant, SC  29464
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street
Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 - June 30, 2021

PROXY VOTING RECORD Modern Capital Tactical Opportunities Fund
Salient Midstream & MLP Fund
Security		79471V	Meeting Type		Annual
Ticker Symbol		SMM	Meeting Date		28-Jun-21
Record Date		12-May-21
Item	Proposal		Type	Vote	Management Recommendation
1	Vote Board of Directors
	A	Election of Director: Jonathan P. Carroll	Management	For	For
	B	Election of Director: Julie Allecta	Management	For	For

NexPoint Strategic Opportunities Fund
Security		65340G	Meeting Type		Annual
Ticker Symbol		NHF	Meeting Date		11-Jun-21
Record Date		19-Apr-21
Item	Proposal		Type	Vote	Management Recommendation

1	To elect John Honis as a Class III Trustee of the Fund, to serve for a three-year term expiring at the 2024 Annual Meeting or until his successor is duly elected and qualifies		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

/s/ Brad Atkins
By:	Bradley D. Atkins President and Principal Executive Officer

Date:	July 22, 2021